Fresh Start Reporting - Net Adjustments to Cash (Detail) - Successor - USD ($) $ in Millions		3 Months Ended
	Oct. 03, 2016	Dec. 31, 2016	Sep. 30, 2017	Oct. 02, 2016
Fresh-Start Adjustment [Line Items]
Net proceeds from PrefCo preferred stock sale		$ 0
Payments to TCEH first lien creditors, including adequate protection		0
Cash distributed for TCEH unsecured claims	$ (502)	0
Payment of administrative claims to TCEH creditors	(60)
Net use of cash	801	$ 843	$ 1,054	$ 801
Reorganization Adjustments [Member]
Fresh-Start Adjustment [Line Items]
Net proceeds from PrefCo preferred stock sale	69
Addition of cash balances from the Contributed EFH Debtors	22
Payments to TCEH first lien creditors, including adequate protection	(486)
Cash distributed for TCEH unsecured claims	(502)
Payment of administrative claims to TCEH creditors	(53)
Payment of legal fees, professional fees and other costs (including $52 million to escrow)	(78)
Net use of cash	$ (1,028)